Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Exploration expense for unproved oil and gas properties	$ 11,504	$ 80	$ 13,119	$ 7,523	$ 12,026	$ 18,299	$ 1,597
Impairment Expenses						9,312	24,721
Capitalized interest					100	800	200
Provision for uncollectible accounts					100	100
Unproved Oil And Gas Properties
Exploration expense for unproved oil and gas properties					$ 3,000	1,200
Proved Oil And Gas Properties
Impairment Expenses						$ 9,300	$ 24,700